Pension Plans for which ABO exceeds Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 357.0
Accumulated Benefit Obligation (ABO)	278.5
Fair value of plan assets	253.8
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	155.4	109.5
Accumulated Benefit Obligation (ABO)	124.1	84.7
Fair value of plan assets	$ 29.6	$ 4.9